BARNETT & LINN
ATTORNEYS AT LAW
23945 Calabasas Road, Suite 115 • Calabasas, CA 91302
www.barnettandlinn.com
WILLIAM B. BARNETT		TELEPHONE: 818-436-6410
Attorney/Principal		FACSIMILE: 818-223-8303
wbarnett@wbarnettlaw.com

May 30, 2014

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Attn: Justin Dobbie, Legal Branch Chief

Ryan Adams, Senior Attorney

Effie Simpson, Staff Accountant

Jean Yu, Staff Accountant

Re: Rokwader, Inc. (“Registrant”)

Amendment No. 3 to Registration Statement on Form 10-12G

Filed on May 30, 2014

File No. 000-51867

Gentlepersons:

The Registrant hereby files its Amendment No. 3 to Registration Statement on Form 10-12G (“Amendment No. 3”). The Amendment No. 3 has been revised in accordance with the Commission’s May 23, 2014 comment letter (“Comment Letter”).

To assist the staff in its review of Registrants responses, we have provided a copy of Amendment No. 3 “marked to show changes”, and our responses below correspond to each comment number in the Comment Letter.

Item 1. Business, page 1

Corporate Overview, page 1

1. In accordance with your comment we have added disclosure to page 1 making it clear that the Registrant owns all of the writer’s share of the Harju songs. We refer you to the first paragraph on the top of page 2 where we also state that we own 100% of Messrs. Harju and Dorff’s writer’s share. We hope that this clarifies the Registrant’s ownership in these writer’s songs.

May 30, 2014

Re: Rokwader, Inc. (“Registrant”)

Industry Overview, page 3

2. In accordance with your comment we have added disclosure to clarify the Registrant’s position that “…royalties are largely unaffected by piracy”.

Item 1A. Risk Factors, page 4

We are an emerging company, page 4

3. In accordance with your comment we have added disclosure relating to the non-comparability of the Registrant’s financial statements with complying public companies.

Item 2. Financial Information, page 8

Results of Operations, page 9

4. In accordance with our telephone discussion we refer you to the second paragraph under the table on page10 and the second paragraph under “Equity and Capital Resources” on page 9, where we believe that we have reasonably complied with your comment.

5. In accordance with your comment we have attached the acquisition agreement as Exhibit 10.6 to the Registration Statement.

Item 6. Executive Compensation, page 14.

6. This was a typo which we have corrected. The summary information is in fact for the year ended December 31, 2013.

7. In accordance with your comment we have corrected the disclosure to reflect Topic 718 rather than Topic 505. We have also confirmed with our accountants that the amounts disclosed in the director compensation table on page 15 were calculated in accordance with FASB ASC Topic 718.

We believe that we have responded to all of your comments fairly and reasonably. Please contact the undersigned as soon as possible should you have any further questions or comments.

Thank you in advance for your courtesies and cooperation.

Very truly yours,

Barnett & Linn

William B. Barnett

WBB: scc

cc/ Mr. Farar, President